Loans and Allowance for Credit Losses, Loan modifications - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Modified loans, in Stage 2 or Stage 3, Pre-modification	$ 0	$ 0
Gross carrying amount of loans transferred to Stage 1	$ 0	$ 0